CONDENSED STATEMENTS OF CASH FLOWS (Q1) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (2,780,733)	$ 5,775,190
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of derivative liabilities	2,055,768	(6,418,128)
Interest expense	0	1,761
Investment income earned on cash and investments held in Trust Account	(1,417,859)	(48,436)
Changes in operating assets and liabilities:
Prepaid expenses	(67,425)	72,999
Accounts payable	196,976	52,103
Accrued expenses - related party	60,000	0
Accrued expenses	1,695,989	329,840
Net cash used in operating activities	(257,284)	(234,671)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with redemption	478,003,632	0
Net cash provided by (used in) investing activities	478,003,632	0
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party	250,000	0
Proceeds from promissory note	0	375,000
Redemption of common stock	(478,003,632)	0
Net cash (used in) provided by financing activities	(477,753,632)	375,000
Net (decrease) increase in cash	(7,284)	140,329
Cash - beginning of the period	22,339	93,599
Cash - end of the period	15,055	233,928
Supplemental disclosure of noncash investing and financing activities:
Change Increase in value of Class A common stock subject to possible redemption	$ 1,417,859	$ 0